Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2015
Quantitative Information about Level 3 Fair Value Measurements
The following table includes quantitative information about the significant unobservable inputs used in the fair value measurement of our Level 3 financial instruments and the respective fair values of the net derivative asset and liability positions, by contract type, as of September 30, 2015 and 2014.

Quantitative Information about Level 3 Fair Value Measurements
(In millions)	Net Fair Value September 30, 2015	Valuation Techniques	Unobservable Inputs	Range

WGL Holdings, Inc.
Natural gas related derivatives	$(309.7)	Discounted Cash Flow	Natural Gas Basis Price (per dekatherm)	($1.441) - $3.580
		Option Model	Natural Gas Basis Price (per dekatherm)	($1.283) - $2.950
			Annualized Volatility of Spot Market Natural Gas	22.5% - 867.0%
Electricity related derivatives	$(16.0)	Discounted Cash Flow	Electricity Congestion Price (per megawatt hour)	($5.75) - $73.35

Washington Gas Light Company
Natural gas related derivatives	$(281.1)	Discounted Cash Flow	Natural Gas Basis Price (per dekatherm)	($1.441) - $3.500

	Net Fair Value September 30, 2014

WGL Holdings, Inc.
Natural gas related derivatives	$(294.7)	Discounted Cash Flow	Natural Gas Basis Price (per dekatherm)	($2.101) - $6.154
		Option Model	Natural Gas Basis Price (per dekatherm)	($1.675) - $6.154
			Annualized Volatility of Spot Market Natural Gas	30.9% - 589.6%
Electricity related derivatives	$(5.0)	Discounted Cash Flow	Electricity Congestion Price (per megawatt hour)	($2.85) - $90.95

Washington Gas Light Company
Natural gas related derivatives	$(270.6)	Discounted Cash Flow	Natural Gas Basis Price (per dekatherm)	($2.101) - $6.154

WGL
Fair Value Measurements Under the Fair Value Hierarchy
The following tables set forth financial instruments recorded at fair value as of September 30, 2015 and 2014, respectively. A financial instrument’s classification within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy.

WGL Holdings, Inc. Fair Value Measurements Under the Fair Value Hierarchy
(In millions)	Level 1	Level 2	Level 3	Total
At September 30, 2015
Assets
Natural gas related derivatives	$—	$22.7	$28.5	$51.2
Electricity related derivatives	—	2.0	21.3	23.3
Total Assets	$—	$24.7	$49.8	$74.5
Liabilities
Natural gas related derivatives	$—	$(33.9)	$(338.2)	$(372.1)
Electricity related derivatives	—	(2.7)	(37.3)	(40.0)
Interest rate derivatives	—	(3.4)	—	(3.4)
Total Liabilities	$—	$(40.0)	$(375.5)	$(415.5)
At September 30, 2014
Assets
Natural gas related derivatives	$—	$22.7	$33.7	$56.4
Electricity related derivatives	—	0.3	15.9	16.2
Total Assets	$—	$23.0	$49.6	$72.6
Liabilities
Natural gas related derivatives	$—	$(39.8)	$(328.4)	$(368.2)
Electricity related derivatives	—	(0.1)	(20.9)	(21.0)
Interest rate derivatives	—	(1.7)	—	(1.7)
Total Liabilities	$—	$(41.6)	$(349.3)	$(390.9)

Reconciliation of Fair Value Measurements Using Significant Level 3 Inputs
The following tables are a summary of the changes in the fair value of our derivative instruments that are measured at net fair value on a recurring basis in accordance with ASC Topic 820 using significant Level 3 inputs during the years ended September 30, 2015 and 2014, respectively.

WGL Holdings, Inc. Reconciliation of Fair Value Measurements Using Significant Level 3 Inputs
(In millions)	Natural Gas Related Derivatives	Electricity Related Derivatives	Warrants	Total
Fiscal Year Ended September 30, 2015
Balance at October 1, 2014	$(294.7)	$(5.0)	$—	$(299.7)
Realized and unrealized gains (losses)
Recorded to income	(30.7)	(32.3)	—	(63.0)
Recorded to regulatory assets—gas costs	(30.9)	—	—	(30.9)
Transfers into Level 3	5.4	—	—	5.4
Transfers out of Level 3	3.6	—	—	3.6
Purchases	—	10.5	—	10.5
Settlements	37.6	10.8	—	48.4
Balance at September 30, 2015	$(309.7)	$(16.0)	$—	$(325.7)
Fiscal Year Ended September 30, 2014
Balance at October 1, 2013	$(155.2)	$2.4	$1.1	$(151.7)
Realized and unrealized gains (losses)
Recorded to income	(72.6)	(5.7)	(1.1)	(79.4)
Recorded to regulatory assets—gas costs	(113.6)	—	—	(113.6)
Transfers out of Level 3	1.7	—	—	1.7
Purchases	—	5.2	—	5.2
Settlements	45.0	(6.9)	—	38.1
Balance at September 30, 2014	$(294.7)	$(5.0)	$—	$(299.7)

Realized and Unrealized Gains (Losses) Recorded to Income for Level 3 Measurements
The table below sets forth the line items on the statements of income to which amounts are recorded for the fiscal years ended September 30, 2015, 2014 and 2013, related to fair value measurements using significant level 3 inputs.

WGL Holdings, Inc. Realized and Unrealized Gains (Losses) Recorded to Income for Level 3 Measurements
(In millions)	Natural Gas Related Derivatives	Electricity Related Derivatives	Weather Related Instruments	Warrants	Total
Fiscal Year Ended September 30, 2015
Operating revenues—non-utility	$(5.7)	$19.9	$—	$—	$14.2
Utility cost of gas	(25.0)	—	—	—	(25.0)
Non-utility cost of energy-related sales	—	(52.2)	—	—	(52.2)
Total	$(30.7)	$(32.3)	$—	$—	$(63.0)
Fiscal Year Ended September 30, 2014
Operating revenues—non-utility	$(2.3)	$(22.1)	$—	$—	$(24.4)
Utility cost of gas	(69.4)	—	—	—	(69.4)
Other income-net	—	—	—	(1.1)	(1.1)
Non-utility cost of energy-related sales	(0.9)	16.4	—	—	15.5
Total	$(72.6)	$(5.7)	$—	$(1.1)	$(79.4)
Fiscal Year Ended September 30, 2013
Operating revenues—non-utility	$(27.0)	$(9.1)	$—	$—	$(36.1)
Utility cost of gas	(45.8)	—	—	—	(45.8)
Other income-net	—	—	—	0.2	0.2
Non-utility cost of energy-related sales	0.4	(14.7)	—	—	(14.3)
Operation and maintenance expense	—	—	1.2	—	1.2
Total	$(72.4)	$(23.8)	$1.2	$0.2	$(94.8)

Unrealized Gains (Losses) Recorded for Level 3 Measurements
Unrealized gains (losses) for the fiscal years ended September 30, 2015, 2014 and 2013, attributable to derivative assets and liabilities measured using significant Level 3 inputs were recorded as follows, respectively:

WGL Holdings, Inc. Unrealized Gains (Losses) Recorded for Level 3 Measurements
(In millions)	Natural Gas Related Derivatives	Electricity Related Derivatives	Warrants	Total
Fiscal Year Ended September 30, 2015
Recorded to income
Operating revenues—non-utility	$(2.2)	$25.1	$—	$22.9
Utility cost of gas	(15.8)	—	—	(15.8)
Non-utility cost of energy-related sales	(1.7)	(41.7)	—	(43.4)
Recorded to regulatory assets—gas costs	(20.9)	—	—	(20.9)
Total	$(40.6)	$(16.6)	$—	$(57.2)
Fiscal Year Ended September 30, 2014
Recorded to income
Operating revenues—non-utility	$(5.0)	$(33.8)	$—	$(38.8)
Utility cost of gas	(60.6)	—	—	(60.6)
Non-utility cost of energy-related sales	3.7	30.0	—	33.7
Other income-net	—	—	(1.1)	(1.1)
Recorded to regulatory assets—gas costs	(109.9)	—	—	(109.9)
Total	$(171.8)	$(3.8)	$(1.1)	$(176.7)
Fiscal Year Ended September 30, 2013
Recorded to income
Operating revenues—non-utility	$(25.3)	$6.6	$—	$(18.7)
Utility cost of gas	(44.3)	—	—	(44.3)
Non-utility cost of energy-related sales	0.2	(1.1)	—	(0.9)
Other income-net	—	—	0.2	0.2
Recorded to regulatory assets—gas costs	(111.6)	—	—	(111.6)
Total	$(181.0)	$5.5	$0.2	$(175.3)

Fair Value of Financial Instruments
The following table presents the carrying amounts and estimated fair values of our financial instruments at September 30, 2015 and 2014.

WGL Holdings, Inc. Fair Value of Financial Instruments
	September 30, 2015		September 30, 2014
(In millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Money market funds(a)	$11.0	$11.0	$9.7	$9.7
Other short-term investments(a)	$0.4	$0.4	$—	$—
Commercial paper (b)	$332.0	$332.0	$453.5	$453.5
Long-term debt(c)	$944.2	$1,057.9	$679.2	$809.3

Washington Gas Light Company
Fair Value Measurements Under the Fair Value Hierarchy

Washington Gas Light Company Fair Value Measurements Under the Fair Value Hierarchy
(In millions)	Level 1	Level 2	Level 3	Total
At September 30, 2015
Assets
Natural gas related derivatives	$—	$6.9	$13.5	$20.4
Total Assets	$—	$6.9	$13.5	$20.4
Liabilities
Natural gas related derivatives	$—	$(11.6)	$(294.6)	$(306.2)
Total Liabilities	$—	$(11.6)	$(294.6)	$(306.2)
At September 30, 2014
Assets
Natural gas related derivatives	$—	$13.5	$12.7	$26.2
Total Assets	$—	$13.5	$12.7	$26.2
Liabilities
Natural gas related derivatives	$—	$(25.1)	$(283.3)	$(308.4)
Total Liabilities	$—	$(25.1)	$(283.3)	$(308.4)

Reconciliation of Fair Value Measurements Using Significant Level 3 Inputs

Washington Gas Light Company Reconciliation of Fair Value Measurements Using Significant Level 3 Inputs
(In millions)	Natural Gas Related Derivatives
Fiscal Year Ended September 30, 2015
Balance at October 1, 2014	$(270.6)
Realized and unrealized gains (losses)
Recorded to income	(25.0)
Recorded to regulatory assets—gas costs	(30.9)
Transfers into Level 3	5.4
Transfers out of Level 3	2.5
Settlements	37.5
Balance at September 30, 2015	$(281.1)
Fiscal Year Ended September 30, 2014
Balance at October 1, 2013	$(133.6)
Realized and unrealized gains (losses)
Recorded to income	(69.4)
Recorded to regulatory assets—gas costs	(113.6)
Transfers out of Level 3	1.7
Settlements	44.3
Balance at September 30, 2014	$(270.6)

Realized and Unrealized Gains (Losses) Recorded to Income for Level 3 Measurements

Washington Gas Light Company Realized and Unrealized Gains (Losses) Recorded to Income for Level 3 Measurements
(In millions)	Natural Gas Related Derivatives	Weather Related Instruments	Total
Fiscal Year Ended September 30, 2015
Utility cost of gas	$(25.0)	$—	$(25.0)
Total	$(25.0)	$—	$(25.0)
Fiscal Year Ended September 30, 2014
Utility cost of gas	$(69.4)	$—	$(69.4)
Total	$(69.4)	$—	$(69.4)
Fiscal Year Ended September 30, 2013
Utility cost of gas	$(45.9)	$—	$(45.9)
Operation and maintenance expense	—	1.2	1.2
Total	$(45.9)	$1.2	$(44.7)

Unrealized Gains (Losses) Recorded for Level 3 Measurements

Washington Gas Light Company Unrealized Gains (Losses) Recorded for Level 3 Measurements
(In millions)	Natural Gas Related Derivatives
Fiscal Year Ended September 30, 2015
Recorded to income - utility cost of gas	$(15.8)
Recorded to regulatory assets—gas costs	(20.9)
Total	$(36.7)
Fiscal Year Ended September 30, 2014
Recorded to income - utility cost of gas	$(60.6)
Recorded to regulatory assets—gas costs	(109.9)
Total	$(170.5)
Fiscal Year Ended September 30, 2013
Recorded to income - utility cost of gas	$(44.3)
Recorded to regulatory assets—gas costs	(111.6)
Total	$(155.9)

Fair Value of Financial Instruments

Washington Gas Light Company Fair Value of Financial Instruments
	September 30, 2015		September 30, 2014
(In millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Money market funds(a)	$4.3	$4.3	$4.3	$4.3
Other short-term investments(a)	$0.4	$0.4	$—	$—
Commercial paper (b)	$89.0	$89.0	$89.0	$89.0
Long-term debt(c)	$695.9	$811.9	$679.2	$809.3

(a) Balance located in cash and cash equivalents in the accompanying balance sheets. These amounts may be offset by outstanding checks.
(b) Balance is located in notes payable in the accompanying balance sheets.
(c)Less current maturities and unamortized discounts.